Net Working Capital and Capital Structure - Additional Information (Details 1) $ in Thousands				1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2030	Oct. 31, 2028	Oct. 31, 2025	Jul. 31, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$) R$ / shares	Mar. 31, 2023 BRL (R$)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$) flight	Dec. 31, 2022 BRL (R$)	Feb. 29, 2024 BRL (R$)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) flight	Oct. 31, 2023 BRL (R$)	Oct. 31, 2023 USD ($)	Aug. 31, 2023 R$ / shares	Jul. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Capture costs for private offering of senior debt securities				R$ 187,658,000
Borrowings, interest rate								7.50%				7.50%
Borrowing Exchange Amount | $												$ 900,197
Percentage of Borrowing Exchange Amount								90.00%				90.00%
Description of Borrowing Exchange Notes with Other Notes								90.0% of the principal amount of the Senior Notes 2024 and 2026 were exchanged for debt securities 2029 and 2030
Increase decrease in position of equity								R$ 2,380,456,000
Probable loss								143,790,000	R$ 389,426,000
Total provision for impairment of Company assets
Disclosure of detailed information about borrowings [line items]
Probable loss								143,790,000	389,426,000									R$ 912,154,000	R$ 2,075,582,000
Reversals								245,636,000	516,157,000
Onerous contracts provision [member]
Disclosure of detailed information about borrowings [line items]
Probable loss								0	0									693,407,000	R$ 821,751
Reversals								0	586,634,000
Provision for impairment of assets and onerous contracts
Disclosure of detailed information about borrowings [line items]
Probable loss								143,790,000	389,426,000									R$ 1,605,561,000
Reversals								R$ 245,636,000	1,102,791,000
Provision for impairment of assets and onerous contracts | Aircraft
Disclosure of detailed information about borrowings [line items]
Reversals									R$ 1,102,791,000
Lessors [Member]
Disclosure of detailed information about borrowings [line items]
Number of Lease Contract Obligation Renegotiation | flight								119				119
Equity						R$ 2,178,740,000	$ 450,032
Renegotiation of Lease Obligation Expenses						84,421,000
Suppliers of Aircraft Services and Parts [Member] | Debt Securities - January 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Equity						159,775,000	$ 33,002
Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Borrowing Exchange Amount | $												$ 331,945
Percentage of Borrowing Exchange Amount								83.00%				83.00%
Exchange Senior notes - 2026 (In Exchange)
Disclosure of detailed information about borrowings [line items]
Borrowing Exchange Amount | $												$ 568,252
Percentage of Borrowing Exchange Amount								94.70%				94.70%
Debentures issued approved [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount					R$ 600,000,000
Description of Borrowing Collateral					security interest and additional personal guarantee, in a single series, from ALAB respectively,
Borrowing Unit Value | R$ / shares					1
Borrowing Interest Rate Description					rate equivalent to CDI 6.0% p.a.
Maturity term					June, 2024
Convertible debt
Disclosure of detailed information about borrowings [line items]
Issue amount				R$ 3,831,040,000						R$ 740,585,000	$ 148,700					$ 800,000
Borrowing Interest Rate Description				Nominal interest corresponds to 11.9% p.a., and will be paid quarterly, in February, May, August and November of each year, starting on November 2023.
Maturity term				August 2028
Borrowing Funding Cost				R$ 187,658,000
Convertible debt | Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Issue amount													R$ 186,005,000	$ 36,778
Debt Issuance in exchange of Other convertible notes													190,819,000	37,730
Debt Securities 2029 [Member] | Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Issue amount													R$ 1,410,967,000	$ 294,215
Maturity term					2029
Borrowings, interest rate					11.50%								11.50%	11.50%
Borrowing Interest Rate in Exchange of Other Debt					5.90%
Borrowing Maturity in Exchange of Other Debt					2024
Borrowing Exchange Amount													R$ 1,410,967,000	$ 294,215
Debt Securities - 2030 [Member] | Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Issue amount													R$ 2,725,010,000	$ 568,219
Maturity term					2030
Borrowings, interest rate					10.90%								10.90%	10.90%
Borrowing Interest Rate in Exchange of Other Debt					7.30%
Borrowing Maturity in Exchange of Other Debt					2026
Borrowing Exchange Amount													R$ 2,725,166,000	$ 568,252
Debt Securities - 2028 [Member] | Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Issue amount													R$ 186,005,000	$ 36,778
Borrowings, interest rate													11.50%	11.50%
Borrowing Exchange Amount													R$ 190,819,000	$ 37,730
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing Redemption Value				R$ 542,496,000												$ 108,900
Description of Borrowing Redemption Value				the redemption value of each eligible debenture was 120% of the updated nominal unit value of the debentures, that is, the updated nominal unit value of the debentures plus a premium of 20% on the aforementioned value
Convertible Debentures [Member] | Previously Reported
Disclosure of detailed information about borrowings [line items]
Maturity term			October 2025
Borrowings, interest rate															6.00%
Borrowing Conversion Price | R$ / shares															R$ 32.26
Convertible Debentures [Member] | Revision
Disclosure of detailed information about borrowings [line items]
Maturity term		October 2028
Borrowings, interest rate															12.30%
Borrowing Conversion Price | R$ / shares															R$ 22.78
Debt Securities - June 2030 [Member] | Lessors [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount						R$ 1,385,115,000											$ 286,014
Maturity term						June 2030	June 2030
Borrowings, interest rate						750.00%											750.00%
Debt Securities - June 2030 [Member] | Suppliers of Aircraft Services and Parts [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount								R$ 408,541,000				$ 84,386
Maturity term	June 2030
Borrowings, interest rate						7.50%											7.50%